BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Xin Feng Construction Co Ltd [Member]
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed

Cash and bank balance	$857,555
Trade receivables	318,487
Inventory	1,608,301
Prepaid expenses and other current assets	877,809
Plant and equipment, net	50,567
Other non-current assets	458,392
Notes payable	(187,447)
Bank borrowing	(532,824)
Other payables and accrued liabilities	(55,917)
Income tax payable	(285,186)
Advance receipts	(1,285,777)
Goodwill	332,040
Net assets acquired	$2,156,000

Guizhou Wan Feng Hu Intelligent Aquatic Technology Co Limited [Member]
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed

Cash and bank balance	$3,974
Trade receivables	1,534,961
Inventory	295,960
Prepaid expenses and other current assets	143,819
Plant and equipment, net	703,412
Advance to suppliers	3,996
Deferred tax assets, net	121,675
Accounts payable	(264,622)
Other payables and accrued liabilities	(312,562)
Advance from customers	(637,455)
Income tax payable	(629,666)
Due to related parties	(414,583)
Net assets acquired	548,909
Consideration received	(4,750)
Non-controlling interest	(21,868)
Cumulative exchange difference from translation of foreign operations	(62,174)
Loss on disposal of subsidiary	$460,117